Operating Segments, by external customers and long lived assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 752,817	$ 757,550	$ 705,544
Long-lived assets	512,989	466,101	489,978
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	628,673	590,011	625,681
Long-lived assets	334,559	328,326	330,724
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	43,804	44,240	57,154
Long-lived assets	25,611	24,344	31,185
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	68,091	112,073	5,520
Long-lived assets	90,071	95,591	100,842
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	283	255	3,131
Long-lived assets	15,029	16,955	26,288
Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,966	10,971	14,058
Long-lived assets	813	885	939
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 46,906	$ 0	$ 0